CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Class A ordinary shares Common stock CNY (¥) shares	Class B ordinary shares Common stock CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income [Member] CNY (¥)	Shareholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Opening Balance at Jun. 30, 2019		¥ 2,712,773		¥ 250,624,798	¥ 4,148,929	¥ (164,780,885)	¥ 2,909,936	¥ 95,615,551	¥ 11,085,429	¥ 106,700,980	$ 15,930,932
Opening Balance (in shares) at Jun. 30, 2019	[1]	4,361,634
Capital contribution in non-controlling interests									405,000	405,000	60,468
Share issuance		¥ 1,701,005		24,065,350				25,766,355		25,766,355	3,847,033
Share issuance (in shares)	[1]	2,591,112
Restricted shares issued for management		¥ 163,455		7,781,380				7,944,835		7,944,835	1,186,200
Restricted shares issued for management (in shares)	[1]	250,086
Restricted shares issued for service				33,927				33,927		33,927	5,065
Net income (loss) for the year						(19,246,701)		(19,246,701)	(875,903)	(20,122,604)	(3,004,395)
Foreign currency translation adjustment							(84,205)	(84,205)		(84,205)	(12,572)
Ending Balance at Jun. 30, 2020		¥ 4,577,233		282,505,455	4,148,929	(184,027,586)	2,825,731	110,029,762	10,614,526	120,644,288	18,012,731
Ending Balance (in shares) at Jun. 30, 2020	[1]	7,202,832
Capital contribution receivable due from non-controlling Interest									(50,000,000)	(50,000,000)	(7,465,225)
Step acquisition of FGS									34,790,000	34,790,000	5,194,303
Capital contribution in non-controlling interests									50,000	50,000	7,465
Share issuance		¥ 3,579,783		77,511,358				81,091,141		81,091,141	12,107,272
Share issuance (in shares)	[1]	6,014,102
Share issuance for warrants exercised		¥ 1,563,589		19,566,446				21,130,035		21,130,035	3,154,809
Share issuance for warrants exercised (in shares)	[1]	2,591,112
Proceeds from Pre-founded warrants		¥ 791,658		29,484,911				30,276,569		30,276,569	4,520,428
Proceeds from Pre-founded warrants (in shares)	[1]	1,330,000
Restricted shares issued for management		¥ 112,839		6,027,198				6,140,037		6,140,037	916,735
Restricted shares issued for management (in shares)	[1]	188,662
Issuance of common share in exchange of shares of Starry, net of issuance costs		¥ 187,133		27,488,317				27,675,450		27,675,450	4,132,069
Issuance of common share in exchange of shares of Starry, net of issuance costs (in shares)	[1]	316,345
Share issuance for convertible notes redemption		¥ 5,528,591		36,907,078				42,435,669		42,435,669	6,335,836
Share issuance for convertible notes redemption (in shares)	[1]	9,225,338
Net income (loss) for the year						(22,832,734)		(22,832,734)	(3,034,094)	(25,866,828)	(3,862,028)
Foreign currency translation adjustment							(850,895)	(850,895)		(850,895)	(127,042)
Ending Balance at Jun. 30, 2021		¥ 16,340,826		479,490,763	4,148,929	(206,860,320)	1,974,836	295,095,034	(7,579,568)	287,515,466	42,927,353
Ending Balance (in shares) at Jun. 30, 2021	[1]	26,868,391
Capital contribution in non-controlling interests									1,130,000	1,130,000	168,714
Restricted shares issued for management		¥ 76,804	¥ 2,408,498	36,778,183				39,263,485		¥ 39,263,485	$ 5,862,215
Restricted shares issued for management (in shares)	[1]	128,672	4,100,000
Share issuance for convertible notes redemption (in shares)										9,225,338	9,225,338
Share issuance for Pre-founded warrants		¥ 859,413		(766,092)				93,321		¥ 93,321	$ 13,933
Share issuance for Pre-founded warrants (in share)	[1]	1,470,000
Cancellation of ordinary shares issued to Starry Lab		¥ (187,133)		(27,488,317)				(27,675,450)		(27,675,450)	(4,132,069)
Cancellation of ordinary shares issued to Starry Lab (in shares)	[1]	(316,345)
Restricted shares issued for services (in shares)	[1]	1,550,000
Restricted shares issued for service		¥ 911,760		8,024,159				8,935,919		8,935,919	1,334,173
Net income (loss) for the year						95,586,795		95,586,795	(1,297,400)	94,289,395	14,077,831
Foreign currency translation adjustment							9,332,625	9,332,625		9,332,625	1,393,403
Ending Balance at Jun. 30, 2022		¥ 18,001,670	¥ 2,408,498	¥ 496,038,696	¥ 4,148,929	¥ (111,273,525)	¥ 11,307,461	¥ 420,631,729	¥ (7,746,968)	¥ 412,884,761	$ 61,645,553
Ending Balance (in shares) at Jun. 30, 2022	[1]	29,700,718	4,100,000

[1]	Retrospectively restated for effect of share split on December 27, 2019 and change in class of shares on April 5, 2021.